S000012089 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	106 Months Ended	118 Months Ended	120 Months Ended	277 Months Ended	408 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg New York 3-15 Year Blend Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	5.11%	1.25%			2.24%
Bloomberg Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	4.25%	0.80%			2.34%
C000184732 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	4.06%	0.85%			1.94%
Performance Inception Date			Mar. 01, 2017
C000032951 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	0.62%	(0.12%)			1.28%
Performance Inception Date						Nov. 25, 2002
C000032951 [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	0.62%	(0.13%)			1.27%
Performance Inception Date						Nov. 25, 2002
C000032951 [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	1.36%	0.41%			1.52%
Performance Inception Date						Nov. 25, 2002
C000032956 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	3.98%	0.75%			1.85%
Performance Inception Date							Dec. 31, 1991
C000169175 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	4.02%	0.80%			1.91%
Performance Inception Date				Mar. 01, 2016